CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (86.14%)
Consumer Discretionary (9.93%)
John Wiley & Sons, Inc., Class A	760,000	$29,640,000
Matthews International Corp., Class A	153,560	2,932,996
Nielsen Holdings PLC	4,900,000	72,814,000
Total Consumer Discretionary		105,386,996

Consumer Staples (12.11%)
Molson Coors Beverage Co., Class B	1,350,000	46,386,000
Post Holdings, Inc.(a)	319,000	27,950,780
Sysco Corp.	594,933	32,519,038
US Foods Holding Corp.(a)	1,102,000	21,731,440
Total Consumer Staples		128,587,258

Financial Services (29.72%)(b)
Affiliated Managers Group, Inc.	520,000	38,771,200
Artisan Partners Asset Management, Inc., Class A	1,066,876	34,673,470
Brown & Brown, Inc.	1,100,000	44,836,000
Franklin Resources, Inc.	1,875,000	39,318,750
LPL Financial Holdings, Inc.	720,000	56,448,000
The Western Union Co.	2,200,000	47,564,000
Willis Towers Watson PLC	274,000	53,964,300
Total Financial Services		315,575,720

Health Care (5.53%)
Change Healthcare, Inc.(a)	5,240,000	58,688,000

Producer Durables (19.72%)
CH Robinson Worldwide, Inc.	289,616	22,897,041
Enerpac Tool Group Corp., Class A	1,719,903	30,270,293
Hillenbrand, Inc.	2,000,000	54,140,000
Landstar System, Inc.	155,000	17,408,050
Stericycle, Inc.(a)	1,319,450	73,862,811
US Ecology, Inc.	318,907	10,804,569
Total Producer Durables		209,382,764

Technology (9.13%)
CDK Global, Inc.	1,630,000	67,514,600
Sabre Corp.	3,650,000	29,419,000
Total Technology		96,933,600

TOTAL COMMON STOCK
(Cost $867,257,321)		914,554,338

TOTAL INVESTMENTS (86.14%)
(Cost $867,257,321)		$914,554,338

OTHER ASSETS IN EXCESS OF LIABILITIES (13.86%)		147,175,576

NET ASSETS (100.00%)		$1,061,729,914

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund’s net assets. (Unaudited)

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (93.49%)
Consumer Discretionary (7.70%)
Nielsen Holdings PLC	220,000	$3,269,200
The Walt Disney Co.	3,500	390,285
Total Consumer Discretionary		3,659,485

Consumer Staples (28.51%)(a)
Anheuser-Busch InBev SA/NV, Sponsored ADR	82,000	4,042,600
Diageo PLC, Sponsored ADR	11,700	1,572,363
Molson Coors Beverage Co., Class B	33,500	1,151,060
Nestle SA, Sponsored, ADR	17,500	1,932,700
PepsiCo, Inc.	12,500	1,653,250
Sysco Corp.	43,000	2,350,380
The Procter & Gamble Co.	7,100	848,947
Total Consumer Staples		13,551,300

Financial Services (33.58%)(a)
Affiliated Managers Group, Inc.	24,000	1,789,440
American Express Co.	27,200	2,589,440
Capital One Financial Corp.	26,000	1,627,340
Franklin Resources, Inc.	105,000	2,201,850
Mastercard, Inc., Class A	3,500	1,034,950
The Charles Schwab Corp.	47,000	1,585,780
The Western Union Co.	103,000	2,226,860
US Bancorp	18,500	681,170
Willis Towers Watson PLC	11,300	2,225,535
Total Financial Services		15,962,365

Producer Durables (20.28%)
3M Co.	500	77,995
CH Robinson Worldwide, Inc.	11,927	942,949
FedEx Corp.	28,000	3,926,160
General Electric Co.	398,000	2,718,340
Paychex, Inc.	8,500	643,875
United Parcel Service, Inc., Class B	12,000	1,334,160
Total Producer Durables		9,643,479

Technology (3.42%)
Microsoft Corp.	8,000	1,628,080

TOTAL COMMON STOCK
(Cost $46,753,466)		44,444,709

TOTAL INVESTMENTS (93.49%)
(Cost $46,753,466)		$44,444,709

OTHER ASSETS IN EXCESS OF LIABILITIES (6.51%)		3,094,739

NET ASSETS (100.00%)		$47,539,448

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund’s net assets. (Unaudited)

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (88.34%)
Consumer Discretionary (6.52%)
Nielsen Holdings PLC	251,000	$3,729,860

Consumer Staples (20.07%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	82,500	4,067,250
Molson Coors Beverage Co., Class B	54,000	1,855,440
Post Holdings, Inc.(a)	18,500	1,620,970
Sysco Corp.	51,000	2,787,660
US Foods Holding Corp.(a)	58,500	1,153,620
Total Consumer Staples		11,484,940

Financial Services (28.03%)(b)
Affiliated Managers Group, Inc.	28,000	2,087,680
Brown & Brown, Inc.	58,000	2,364,080
Franklin Resources, Inc.	108,000	2,264,760
LPL Financial Holdings, Inc.	33,587	2,633,221
The Charles Schwab Corp.	50,000	1,687,000
The Western Union Co.	113,000	2,443,060
Willis Towers Watson PLC	12,988	2,557,986
Total Financial Services		16,037,787

Health Care (5.68%)
Change Healthcare, Inc.(a)	290,000	3,248,000

Producer Durables (18.87%)
CH Robinson Worldwide, Inc.	23,000	1,818,380
FedEx Corp.	28,300	3,968,226
Paychex, Inc.	11,000	833,250
Stericycle, Inc.(a)	74,557	4,173,701
Total Producer Durables		10,793,557

Technology (9.17%)
CDK Global, Inc.	85,000	3,520,700
Sabre Corp.	214,000	1,724,840
Total Technology		5,245,540

TOTAL COMMON STOCK
(Cost $50,211,342)		50,539,684

TOTAL INVESTMENTS (88.34%)
(Cost $50,211,342)		$50,539,684

OTHER ASSETS IN EXCESS OF LIABILITIES (11.66%)		6,672,637

NET ASSETS (100.00%)		$57,212,321

(a)	Non-income producing security.

(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund’s net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments
June 30, 2020 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and each Fund’s investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares, and the Clarkston Fund, and the Clarkston Founders Fund currently offer Institutional Class shares. Each share class of the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

CLARKSTON PARTNERS FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$105,386,996	$–	$–	$105,386,996
Consumer Staples	128,587,258	–	–	128,587,258
Financial Services	315,575,720	–	–	315,575,720
Health Care	58,688,000	–	–	58,688,000
Producer Durables	209,382,764	–	–	209,382,764
Technology	96,933,600	–	–	96,933,600
Total	$914,554,338	$–	$–	$914,554,338

CLARKSTON FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$3,659,485	$–	$–	$3,659,485
Consumer Staples	13,551,300	–	–	13,551,300
Financial Services	15,962,365	–	–	15,962,365
Producer Durables	9,643,479	–	–	9,643,479
Technology	1,628,080	–	–	1,628,080
Total	$44,444,709	$–	$–	$44,444,709

CLARKSTON FOUNDERS FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$3,729,860	$–	$–	$3,729,860
Consumer Staples	11,484,940	–	–	11,484,940
Financial Services	16,037,787	–	–	16,037,787
Health Care	3,248,000	–	–	3,248,000
Producer Durables	10,793,557	–	–	10,793,557
Technology	5,245,540	–	–	5,245,540
Total	$50,539,684	$–	$–	$50,539,684

There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees incurred under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other preexisting political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.